Convertible Preferred Stock And Equity - Summary Of Temporary Equity (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized	24,816	21,698	16,346
Shares Issued	24,816	21,458	15,181
Shares Outstanding	24,816	21,458	15,181
Liquidation Preference	$ 146,076	$ 111,108	$ 45,984
Seed Redeemable Convertible Preferred Stock [Member] | March Two Thousand And Eighteen [Member]
Temporary Equity [Line Items]
Shares Authorized	4,707	4,707	5,751
Shares Issued	4,707	4,707	4,707
Shares Outstanding	4,707	4,707	4,707
Original Issue Price per Share	$ 1.0000	$ 1.0000	$ 1.0000
Liquidation Preference	$ 4,707	$ 4,707	$ 4,707
Series A Redeemable Convertible Preferred Stock [Member] | September Two Thousand And Eighteen [Member]
Temporary Equity [Line Items]
Shares Authorized	4,541	4,541	4,541
Shares Issued	4,541	4,541	4,541
Shares Outstanding	4,541	4,541	4,541
Original Issue Price per Share	$ 1.1011	$ 1.1011	$ 1.1011
Liquidation Preference	$ 5,000	$ 5,000	$ 5,000
Series B One Redeemable Convertible Preferred Stock [Member] | May Two Thousand And Nineteen [Member]
Temporary Equity [Line Items]
Shares Authorized	508	508	508
Shares Issued	508	508	508
Shares Outstanding	508	508	508
Original Issue Price per Share	$ 4.9767	$ 4.9767	$ 4.9767
Liquidation Preference	$ 2,527	$ 2,527	$ 2,527
Series B Redeemable Convertible Preferred Stock [Member] | May Two Thousand And Nineteen [Member]
Temporary Equity [Line Items]
Shares Authorized	5,425	5,425	5,546
Shares Issued	5,425	5,425	5,425
Shares Outstanding	5,425	5,425	5,425
Original Issue Price per Share	$ 6.2209	$ 6.2209	$ 6.2209
Liquidation Preference	$ 33,750	$ 33,750	$ 33,750
Series C One Redeemable Convertible Preferred Stock [Member] | March Two Thousand And Twenty [Member]
Temporary Equity [Line Items]
Shares Authorized	761	761
Shares Issued	761	761
Shares Outstanding	761	761
Original Issue Price per Share	$ 10.0223	$ 10.0223
Liquidation Preference	$ 7,624	$ 7,624
Series C Redeemable Convertible Preferred Stock [Member] | March Two Thousand And Twenty To May Two Thousand And Twenty [Member]
Temporary Equity [Line Items]
Shares Authorized	8,874	5,756
Shares Issued	8,874	5,516
Shares Outstanding	8,874	5,516
Original Issue Price per Share	$ 10.4236	$ 10.4236
Liquidation Preference	$ 92,468	$ 57,500